Share-Based Compensation And Awards	12 Months Ended
Aug. 31, 2022
Share Based Payment Arrangements [Abstract]
Share-Based Compensation And Awards
18.	SHARE-BASED COMPENSATION AND AWARDS
Stock option plan
Under the Company’s stock option plan, directors, officers, employees, and consultants are eligible to receive stock options to acquire Class B Shares with terms not to exceed ten years from the date of grant and for such number of Class B Shares as the Board, or a committee thereof, determines in its discretion. An option is not immediately exercisable, but rather is exercisable on vesting dates determined by the Board from time to time. The Company’s current practice is to award options for terms of ten years with 20% of the options in a grant vesting on each of the first through fifth anniversaries of the grant date. The Board, or a committee thereof, may grant options at an exercise price not less than the closing price of the Class B Shares on the TSX on the trading day immediately preceding the date on which the options are granted. The maximum number of Class B Shares issuable under the plan may not exceed 62,000,000. As at August 31, 2022, 40,947,143 Class B Shares have been issued under the plan.
Deferred share unit plan
The Company has a DSU plan for its Board of Directors whereby directors may elect to receive their annual cash compensation, or a portion thereof, in DSUs and/or RSUs, provided that any director who has not met the applicable share ownership guideline is generally required to elect to receive at least 50% of his or her annual compensation in DSUs and/or RSUs. In addition, the Company may adjust and/or supplement directors’ compensation with periodic grants of DSUs. A DSU is a right that tracks the value of one Class B Share. Holders will be entitled to a cash payout when they cease to be a director. The cash payout will be based on market value of a Class B Share at the time of payout. When cash dividends are paid on Class B Shares, holders are credited with DSUs equal to the dividend. DSUs do not have voting rights as there are no shares underlying the plan.
During 2022, $nil was recognized as compensation expense (2021 – $11). The carrying value and intrinsic value of DSUs at August 31, 2022 was $31 and $28, respectively (August 31, 2021 – $35 and $33, respectively).
Employee share purchase plan
Generally, all Canadian,
non-unionized,
full time or part time employees of the Company are eligible to enroll in the ESPP. Under the ESPP, eligible employees may contribute to a maximum of 5% of their monthly base compensation. The Company contributes an amount equal to 25% of the employee’s contributions, increasing to 33% once an employee reaches 10 years of continuous service.
During 2022, $6 was recorded as compensation expense (2021 – $5).

The changes in options are as follows:

	2022		2021
	Number	Weighted average exercise price $	Number	Weighted average exercise price $
Outstanding, beginning of year	7,499,890	25.56	7,358,130	26.36
Granted	–	–	1,423,000	21.82
Forfeited	(76,853)	24.82	(599,260)	26.33
Exercised (1)	(627,751)	26.01	(681,980)	25.84

Outstanding, end of year	6,795,286	25.54	7,499,890	25.56

(1)	The weighted average Class B Share price for the options exercised for the year ended August 31, 2022 was $37.35 (2021 – $33.67).
The following table summarizes information about the options outstanding at August 31, 2022:

	Options outstanding			Options exerciseable
Range of prices	Number outstanding	Weighted average remaining contractual life	Weighted average exercise price	Number exercisable	Weighted average exercise price
$20.16 to $21.86	1,382,000	8.16	21.82	267,600	21.81
$21.87 to $26.17	1,312,159	3.28	24.35	1,266,359	24.33
$26.18 to $26.32	1,393,320	5.16	26.28	1,094,070	26.27
$26.33 to $27.42	1,366,825	4.71	27.04	1,082,425	27.07
$27.43 to $30.87	1,340,982	4.44	28.23	1,237,582	28.26

In connection with the announcement of the Rogers-Shaw Transaction on March 15, 2021, the company suspended option grants. The weighted average estimated fair value at the date of the grant for common share options granted for the year ended August 31, 2022 was therefore $nil (2021 – $1.42) per option. The fair value of each option granted was estimated on the date of the grant using the Black-Scholes option pricing model with the following weighted-average assumptions in the prior year:

	2022	2021
Dividend yield	N/A	5.43%
Risk-free interest rate	N/A	0.50%
Expected life of options	N/A	7 years
Expected volatility factor of the future expected market price of Class B Shares	N/A	20.00%

Expected volatility has been estimated based on the historical share price volatility of the Company’s Class B Shares.
Restricted share unit plan and Performance share unit plan
The Company has an RSU/PSU plan which provides that RSUs may be granted to directors, officers and employees of the Company and PSUs may be granted to officers and employees of the Company. Vested RSUs and PSUs will be settled in either cash or Class B Shares as determined by the Human Resources and Compensation Committee at the time of the grant. The cash payout will be based on the market value of a Class B Share at the time of the payout. When cash dividends are paid on Class B Shares, holders are credited with additional RSUs or PSUs, as applicable, equal to the dividend.
For PSUs, the performance criteria is set by the Human Resources and Compensation Committee at the time of the grant, and typically requires the achievement of a minimum level of performance, otherwise the payout is zero, while maximum performance is capped at 150%. On settlement of vested PSUs, the number of Class B Shares issued or delivered, or the amount of cash payment will be multiplied by the applicable performance factor.
During 2022, $11 was recognized as compensation expense (2021 – $22). The carrying value and intrinsic value of combined RSUs and PSUs at August 31, 2022 was $17 and $17, respectively (August 31, 2021 – $30 and $30, respectively).